EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
EARNINGS PER SHARE
18. EARNINGS PER SHARE

Accounting policy:

Earnings per share, both basic and diluted, are a financial indicator that shows a company's net income per common share outstanding.

a) Basic Earnings per Share

Basic earnings per share are calculated by dividing the income attributable to the Company's shareholders by the weighted average number of common shares outstanding during the year, excluding common shares purchased by the Company and held as treasury shares.

b) Diluted Earnings per Share

Diluted earnings per share are calculated by dividing the income attributable to the holders of common capital of the parent company by the weighted average number of common shares outstanding during the year plus the weighted average number of common shares that would be issued upon conversion of all potentially dilutive common shares into common shares.

The following table presents the calculation of earnings per share (in thousands of reais, except for amounts per share):

Basic and diluted - Continued operation
	12/31/2024	12/31/2023	12/31/2022
Profit (loss) attributable to holders of common shares of Company used in calculating basic earnings per share	(9,608,882)	1,078,737	1,158,852
Diluting effect of the share-based plan of subsidiaries	—	(814)	(1,739)
Profit (loss) attributable to holders of common shares of Company used in the calculation of diluted earnings per share	(9,608,882)	1,077,923	1,157,113

Weighted average number of common shares outstanding - basic (in thousands of shares)
Basic	1,862,704	1,867,005	1,869,077
Dilutive effect of the share-based plan	—	7,341	5,503
Share repurchases	(257)	—	—
Diluted	1,862,447	1,874,346	1,874,580

Earnings (losses) per share
Basic	(R$5.16)	R$0.58	R$0.62
Diluted	(R$5.16)	R$0.58	R$0.62

Basic and diluted - Discontinued operation
	12/31/2024	12/31/2023	12/31/2022
Net income attributable to holders of common shares of Company used in calculating basic earnings per share	185,087	15,654	17,180

Weighted average number of common shares outstanding - basic (in thousands of shares)
Basic	1,862,704	1,867,005	1,869,077
Dilutive effect of the share-based plan	7,354	7,341	5,503
Diluted	1,870,058	1,874,346	1,874,580

Earnings per share
Basic	R$0.10	R$0.01	R$0.01
Diluted	R$0.10	R$0.01	R$0.01

Diluting instruments

In the fiscal year ended December 31, 2024, 256,753 shares related to the Company's share repurchase plan were considered in the analysis of diluted earnings per share, as they increase the loss per share.

Anti-dilution instruments

In the year ended December 31, 2024, 7,353,624 (12,269,677 as of December 31, 2023 and 61,540,876 as of December 31, 2022) shares related to the Company's share based payment plan were considered in the earnings per share analysis, but did not affect calculations, as they increase earnings per share.